Risk Report - Credit Risk Management - IFRS 9 Model sensitivity on forward-looking information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Upward Sensitivity | Upward Shift | Group
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		1.00%	1.00%
Unemployment Rate in pp		(0.50%)	(0.50%)
Real estate prices in %	[1]	5.00%	5.00%
Equities in %		0.10	0.10
Credit spreads in %		(40.00%)	(40.00%)
Commodities in %	[2]	10.00%	10.00%
Upward Sensitivity | Upward Shift | Corporate Bank
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		1.00%	1.00%
Unemployment Rate in pp		(0.50%)	(0.50%)
Real estate prices in %	[3]	5.00%	5.00%
Credit spreads in %		(40.00%)	(40.00%)
Commodities in %	[4]	10.00%	10.00%
Upward Sensitivity | Upward Shift | Investment Bank
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		1.00%	1.00%
Unemployment Rate in pp		(0.50%)	(0.50%)
Real estate prices in %	[5]	5.00%	5.00%
Equities in %		0.10	0.10
Credit spreads in %		(40.00%)	(40.00%)
Commodities in %	[6]	10.00%	10.00%
Upward Sensitivity | Upward Shift | Private Bank
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		1.00%	1.00%
Unemployment Rate in pp		(0.50%)	(0.50%)
Upward Sensitivity | ECL impact on upward shift | Group
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		€ (76.3)	€ (66.4)
Unemployment Rates in mn		(49.4)	(44.9)
Real estate prices in mn	[1]	(35.3)	(13.9)
Equities in mn		(17.1)	(14.1)
Credit spreads in mn		(19.5)	(20.7)
Commodities in mn	[2]	(6.9)	(7.7)
Upward Sensitivity | ECL impact on upward shift | Corporate Bank
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		(16.0)	(18.2)
Unemployment Rates in mn		(11.0)	(12.6)
Real estate prices in mn	[3]	(4.3)	(2.1)
Credit spreads in mn		(4.1)	(4.5)
Commodities in mn	[4]	(2.2)	(2.8)
Upward Sensitivity | ECL impact on upward shift | Investment Bank
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		(36.1)	(26.4)
Unemployment Rates in mn		(10.7)	(11.0)
Real estate prices in mn	[5]	(19.4)	(8.5)
Equities in mn		(5.6)	(4.7)
Credit spreads in mn		(14.0)	(13.5)
Commodities in mn	[6]	(4.4)	(4.6)
Upward Sensitivity | ECL impact on upward shift | Private Bank
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		(22.6)	(18.3)
Unemployment Rates in mn		€ (26.9)	€ (19.5)
Downward Sensitivity | Downward shift | Group
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		(1.00%)	(1.00%)
Unemployment Rate in pp		0.50%	0.50%
Real estate prices in %	[1]	(5.00%)	(5.00%)
Equities in %		(0.10)	(0.10)
Credit spreads in %		40.00%	40.00%
Commodities in %	[2]	(10.00%)	(10.00%)
Downward Sensitivity | Downward shift | Corporate Bank
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		(1.00%)	(1.00%)
Unemployment Rate in pp		0.50%	0.50%
Real estate prices in %	[3]	(5.00%)	(5.00%)
Credit spreads in %		40.00%	40.00%
Commodities in %	[4]	(10.00%)	(10.00%)
Downward Sensitivity | Downward shift | Investment Bank
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		(1.00%)	(1.00%)
Unemployment Rate in pp		0.50%	0.50%
Real estate prices in %	[5]	(5.00%)	(5.00%)
Equities in %		(0.10)	(0.10)
Credit spreads in %		40.00%	40.00%
Commodities in %	[6]	(10.00%)	(10.00%)
Downward Sensitivity | Downward shift | Private Bank
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in pp		(1.00%)	(1.00%)
Unemployment Rate in pp		0.50%	0.50%
Downward Sensitivity | ECL impact on downward shift | Group
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		€ 87.2	€ 71.8
Unemployment Rates in mn		51.6	49.0
Real estate prices in mn	[1]	40.1	16.0
Equities in mn		23.7	17.8
Credit spreads in mn		21.6	24.2
Commodities in mn	[2]	7.4	8.7
Downward Sensitivity | ECL impact on downward shift | Corporate Bank
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		19.2	20.3
Unemployment Rates in mn		12.2	14.2
Real estate prices in mn	[3]	5.4	2.2
Credit spreads in mn		4.5	5.0
Commodities in mn	[4]	2.4	3.1
Downward Sensitivity | ECL impact on downward shift | Investment Bank
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		41.5	28.9
Unemployment Rates in mn		11.6	12.1
Real estate prices in mn	[5]	21.5	10.2
Equities in mn		9.3	5.9
Credit spreads in mn		15.7	16.2
Commodities in mn	[6]	4.7	5.3
Downward Sensitivity | ECL impact on downward shift | Private Bank
IFRS 9 Sensitivities on forward-looking information [Line items]
GDP Growth Rates in mn		24.6	19.3
Unemployment Rates in mn		€ 26.8	€ 20.6

[1]	[1] For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on
Commercial Real Estate above

[2]	[2]Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g., GDP shifts from 3% to 4% // 1%
(percentage change), e.g., Real estate price shifts from 100 to 101

[3]	[1] For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on
Commercial Real Estate below

[4]	[2] Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.
[5]	[1] For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3 reference is made to the section on
Commercial Real Estate below

[6]	[2] Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign.